SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Net Sales Source	$ 1,651,787	$ 2,398,162	$ 4,654,270	$ 4,278,983	$ 6,020,639	$ 6,495,865
Commercial Enterprises [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales Source	1,221,455	2,047,176	2,816,922	3,569,464	4,675,122	6,104,478
Distributors [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales Source	14,826	311,518	413,288	578,688	762,660	88,047
Municipalities [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales Source	51,749	$ 39,468	115,143	123,957	170,467	156,701
Taiwan Government [Member]
Disaggregation of Revenue [Line Items]
Total Net Sales Source	$ 363,757		$ 1,308,917	$ 6,874	$ 319,767